Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	JX LUXVENTURE LIMITED
Trading Symbol	JXJT
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	6,063,192
Amendment Flag	true
Amendment Description	This Amendment No. 5 to JX Luxventure Limited (the “Company”) annual report on Form 20-F filed May 12, 2023, as amended by Amendment No. 1 filed May 15, 2023 solely to include the XBRL (the “Original Report”), Amendment No. 2, filed August 31, 2023, and Amendment No. 3, filed October 31, 2023, and Amendment No. 4, filed January 17, 2024, respectively, are being filed by the Company in order to address certain additional comments made by the Securities and Exchange Commission regarding the Original Report. Unless otherwise stated herein, all disclosures referenced in this Amendment No. 5, and together with the Original Report (the “Annual Report”) as being made “as of the date of this annual report” or similar language are speaking as of the date of the Original Report.
Entity Central Index Key	0001546383
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35715
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Bin Hai Da Dao No. 270
Entity Address, Address Line Two	Lang Qin Wan Guo Ji Du Jia Cun Zong He Lou
Entity Address, Address Line Three	Xiu Ying District
Entity Address, City or Town	Haikou City
Entity Address, Postal Zip Code	570100
Entity Address, Country	CN
Title of 12(b) Security	Common Stock, $0.0001 par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Business Contact
Document Information Line Items
Entity Address, Address Line One	Bin Hai Da Dao No. 270
Entity Address, Address Line Two	Lang Qin Wan Guo Ji Du Jia Cun Zong He Lou
Entity Address, Address Line Three	Xiu Ying District
Entity Address, City or Town	Haikou City
Entity Address, Postal Zip Code	570100
Entity Address, Country	CN
Contact Personnel Name	Sun Lei
City Area Code	(86)
Local Phone Number	595 8889 6198
Contact Personnel Fax Number	(86) 595 8850 5328